Loans and Allowance for Loan Losses (Details 3) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for loan losses:
Total	$ 8,604	$ 9,099
Loans outstanding:
Total	865,080	861,213
Loans Receivable
Allowance for loan losses:
Individually evaluated for impairment	1,540	1,749
Collectively evaluated for impairment	7,064	7,350
Total	8,604	9,099	$ 13,719	$ 14,842
Loans outstanding:
Individually evaluated for impairment	10,268	35,963
Collectively evaluated for impairment	854,812	825,250
Total	865,080	861,213
Loans Receivable | Commercial, Financial, and Agricultural
Allowance for loan losses:
Individually evaluated for impairment	285	134
Collectively evaluated for impairment	1,868	1,645
Total	2,153	1,779	2,374	1,937
Loans outstanding:
Individually evaluated for impairment	1,005	7,541
Collectively evaluated for impairment	148,086	147,293
Total	149,091	154,834
Loans Receivable | Real Estate Construction - Residential
Allowance for loan losses:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	59	171
Total	59	171	931	732
Loans outstanding:
Individually evaluated for impairment	0	1,750
Collectively evaluated for impairment	16,895	16,353
Total	16,830	18,103
Loans Receivable | Real estate - construction - commercial
Allowance for loan losses:
Individually evaluated for impairment	15	0
Collectively evaluated for impairment	629	466
Total	644	466	631	1,711
Loans outstanding:
Individually evaluated for impairment	102	2,096
Collectively evaluated for impairment	33,841	46,726
Total	33,639	48,822
Loans Receivable | Real Estate Mortgage - Residential
Allowance for loan losses:
Individually evaluated for impairment	955	1,343
Collectively evaluated for impairment	1,484	1,184
Total	2,439	2,527	2,959	3,387
Loans outstanding:
Individually evaluated for impairment	5,936	7,878
Collectively evaluated for impairment	250,150	239,239
Total	256,086	247,117
Loans Receivable | Real Estate Mortgage - Commercial
Allowance for loan losses:
Individually evaluated for impairment	266	246
Collectively evaluated for impairment	2,669	3,600
Total	2,935	3,846	6,523	6,834
Loans outstanding:
Individually evaluated for impairment	3,081	16,464
Collectively evaluated for impairment	382,788	355,857
Total	386,238	372,321
Loans Receivable | Installment Loans to Individuals
Allowance for loan losses:
Individually evaluated for impairment	19	26
Collectively evaluated for impairment	254	244
Total	273	270	294	239
Loans outstanding:
Individually evaluated for impairment	144	234
Collectively evaluated for impairment	23,052	19,782
Total	23,196	20,016
Loans Receivable | Un-allocated
Allowance for loan losses:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	101	40
Total	101	40	$ 7	$ 2
Loans outstanding:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	0	0
Total	$ 0	$ 0